Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended				36 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 HKD ($)
Right-of-Use Assets and Lease Liabilities [Abstract]
Operating lease expense	$ 16,484,583	$ 2,455,945	$ 2,859,872	$ 2,455,945
Weighted-average incremental borrowing rate	6.30%	6.30%	6.30%		6.30%
Weighted-average lease term	2 years 9 months 18 days	2 years 9 months 18 days			2 years 9 months 18 days
Operating lease right of use assets gross					$ 164,834,828